Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	12,536,899
Granted (shares) | shares	7,557,597
Vested (shares) | shares	(4,789,555)
Forfeited (shares) | shares	(622,954)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	14,681,987
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 49.35
Granted (usd per share) | $ / shares	42.67
Vested (usd per share) | $ / shares	51.00
Forfeited (usd per share) | $ / shares	45.24
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 45.55